Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consisted of the following (dollar amounts in millions):

		December 31,
	Useful life (in years)	2015	2014
Land	—	$319	$398
Buildings and improvements	10-40	3,638	3,612
Manufacturing equipment	8-12	2,051	1,711
Laboratory equipment	8-12	1,140	1,240
Other	3-15	4,278	4,112
Construction in progress	—	746	1,183
Property, plant and equipment, gross		12,172	12,256
Less accumulated depreciation and amortization		(7,265)	(7,033)
Property, plant and equipment, net		$4,907	$5,223

During the years ended December 31, 2015, 2014 and 2013, we recognized depreciation and amortization charges associated with our property, plant and equipment of $727 million, $716 million and $644 million, respectively.